Other Long-Term Assets	12 Months Ended
Dec. 31, 2025
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS

15. OTHER LONG-TERM ASSETS

As at December 31,	2025	2024
Deferred charges(a)	$231,664	$416,431
Pension benefits (Note 32)	109,812	99,554
Prepaid expenses	26,312	512
Other	869	10
Other long-term assets	$368,657	$516,507

(a)      As at December 31, 2025, the deferred financing charges were associated with the Telesat Lightspeed Financing Warrants (Note 24) granted to the Government of Canada and the Government of Quebec and the debt issue costs associated with the Telesat Lightspeed Financing. As the drawdowns will be made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets will be transferred to the debt issue costs against the long-term indebtedness.